The Royce Funds

     745 Fifth Avenue
New York, NY 10151
(212) 508-4500
(800) 221-4268

     November 8, 2013

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Division of Investment Management

Re:	The Royce Fund
File Nos. 002-80348 & 811-03599

Dear Sirs or Madam:

          Enclosed herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 117 under the 1933 Act and Amendment No. 119 under the 1940 Act (the “Amendment”) to the Registration Statement on Form N-1A of The Royce Fund (the “Trust”).

          The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act (“Rule 485”) to reflect the addition of newly-created: (i) Institutional Class and Investment Class shares of Royce International Smaller-Companies Fund (“RIS”); (ii) Investment Class shares of Royce European Smaller-Companies Fund (“RES”); (iii) Investment Class shares of Royce International Premier Fund (“RIP”); and (iv) Consultant Class shares of Royce Special Equity Multi-Cap Fund (“RSM”). The Amendment contains: (i) one prospectus offering Institutional Class shares of RIS and Investment Class shares of RIS, RES, and RIP (the “New Institutional/Investment Prospectus”); (ii) one prospectus offering Consultant Class shares of RSM (the “New Consultant Prospectus”); (iii) an updated Statement of Additional Information for the Trust which reflects additional information regarding the new share classes offered by the relevant funds and certain portfolio manager changes and updates certain non-material information (the “SAI”); and (iv) various exhibits, including Rule 18f-3 plans and fee waiver and expense reimbursement agreements relating to the relevant funds and share classes.

          The New Institutional/Investment Prospectus will contain disclosure relating to RIP that is substantially similar to disclosure that was previously reviewed by the Commission staff during the fourth quarter of 2010 (Post-Effective Amendment No. 101 was filed under Rule 485(a)(2) on October 5, 2010 and became effective on December 29, 2010). Similarly, the New Consultant Prospectus will contain disclosure relating to RSM that is substantially similar to disclosure that was previously reviewed by the Commission staff during the fourth quarter of 2011/first quarter of 2012 (Post-Effective Amendment No. 106 was filed under Rule 485(a)(1) on December 23, 2011 and became effective on March 1, 2012)

          Disclosure in the New Institutional/Investment Prospectus relating to the Institutional Class shares of RIS is substantially similar to disclosure previously reviewed by the Commission staff during the third quarter of 2012 (Post-Effective Amendment No. 112 was filed under Rule 485(a)(1) on June 8, 2012 and became effective on August 1, 2012) for the Institutional Class shares of Royce Dividend Value Fund. Similarly, disclosure in the New Institutional/Investment Prospectus relating to the Investment Class shares of RIS, RES, and RIP is substantially similar to disclosure previously reviewed by the Commission staff during the fourth quarter of 2011/first quarter of 2012 (Post-Effective Amendment No. 106 was filed under Rule 485(a)(1) on December 23, 2011 and became effective on March 1, 2012) for the Investment Class shares of RSM. Finally, disclosure in the New Consultant Prospectus relating to the Consultant Class shares of RSM is substantially similar to disclosure previously reviewed by the Commission staff during the first and second quarter of 2011 (Post-Effective Amendment No. 104 was filed under Rule 485(a)(1) on March 4, 2011 and became effective 60 days thereafter) for the Consultant Class shares of Royce Global Value Fund. The Trust notes that the information in the SAI concerning principal holders of Trust shares and a consent of the Trust’s independent registered public accounting firm will be included in a subsequent post-effective amendment to the Registration Statement.

          In light of the substantial similarity of the proposed disclosure to language already reviewed by the Commission staff, we respectfully request that the staff conduct a limited review of the Amendment. In addition, we hereby request that the effectiveness of this Amendment be accelerated before the close of business on December 16, 2013, or as soon thereafter as practicable.

          Please contact me at (212) 508-4578 if you have any questions or comments.

Very truly yours,

John E. Denneen
General Counsel